CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (273,738)	$ (439,719)	$ (1,368,907)	$ (2,221,299)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	35,271	71,394	208,436	149,435
Option expense		9,600	38,400	40,155
Change in fair value of derivative liabilities				(346)
Changes in operating assets and liabilities:
Material held for research and development with alternative future use				769,954
Accounts payable and accrued expenses	80,708	155,836	322,263	51,720
License agreement liability				(14,000)
Due to related parties	30,594	22,000	88,000
Net cash used in operating activities	(127,165)	(180,889)	(711,808)	(1,224,381)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants		95,000	643,000	1,166,063
Common stock issued for warrants exercised	1,071	18,036	83,286	45,506
Net cash provided by financing activities	1,071	113,036	726,286	1,211,569
Net increase (decrease) in cash	(126,094)	(67,853)	14,478	(12,812)
Cash ? beginning of year	131,472	116,994	116,994	129,806
SUPPLEMENT DISCLOSURES:
Interest paid
Income taxes paid
Income taxes paid
Non Cash Transactions
Common stock issued for accrued expenses- related party	$ 99,000